SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation
Under the Services and Right to Use Arrangements, Melco Resorts Macau deducts gaming taxes and the costs incurred in connection with its operations from Studio City Casino’s gross gaming revenues. The residual gross gaming revenues which the Company receives as revenue, previously captioned as revenue from provision of gaming related services, is now captioned as revenue from casino contract as a result of the amendments made to the Studio City Casino Agreement.
In December 2015, certain of the Studio City International’s subsidiaries entered into a master services agreement and related work agreements (collectively, the “Management and Shared Services Arrangements”) with certain of Melco’s subsidiaries with respect to services provided to and from Studio City, which expired in June 2022 and were extended to December 31, 2032 in March 2023
.
Under the Management and Shared Services Arrangements, certain of the corporate and administrative functions as well as operational activities of the Company are administered by staff employed by certain Melco subsidiaries, including senior management services, centralized corporate functions and operational and venue support services. Payment arrangements for the services are provided for in the individual work agreements and may vary depending on the services provided. Corporate services are charged at pre-negotiated
rates, subject to a base fee and cap. Senior management service fees and staff costs on operational services are allocated to the Company based on percentages of efforts on the services provided to the Company. Other costs in relation to shared office equipment are allocated based on a percentage of usage.
The Company believes the costs incurred under the Studio City Casino Agreement, previously captioned as costs for provision of gaming related services and now captioned as costs related to casino contract, and the allocation methods under the Management and Shared Services Arrangements are reasonable and the accompanying consolidated financial statements reflect the Company’s cost of doing business. However, such allocations may not be indicative of the actual expenses the Company would have incurred had it operated as an independent company for the periods presented. Details of the services and related charges are disclosed in Note 19.

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
The accompanying consolidated financial statements include the accounts of Studio City International and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

(b)	Use of Estimates
The preparation of the accompanying consolidated fina
nci
al statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.
Cash equivalents

consist of bank time deposits
placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash
The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly represents collateral bank accounts associated with borrowings under the credit facilities.

(f)	Accounts Receivable and Credit Risk
Accounts receivable, including hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts, which reflects the net amount the Company expects to collect. The allowance is estimated based on specific reviews of the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of the customers and management’s expectations of current and future economic conditions.
Management believes that as of December 31, 2022 and 2021, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories
Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in,
first-out
and weighted average methods.

(h)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets represent current assets that are typically used up or expire within the normal operating cycle of the Company. The prepaid expenses as of December 31, 2022 and 2021 were $35,801 and $38,581, respectively, and the other current assets as of December 31, 2022 and 2021 were $2,920 and $4,052, respectively
.

(i)	Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of Studio City, direct and incremental costs related to the design and construction, including costs under construction contracts, duties and tariffs, equipment installations, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest, including amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is substantially suspended.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as Studio City’s facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Buildings	4 to 40 years
Furniture, fixtures and equipment	2 to 15 years
Leasehold improvements	5 to 10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

( j )	Capitalized Interest
Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activity is substantially suspended. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $141,977, $114,694 and $115,697, of which $49,619, $23,727 and $10,898 were capitalized during the years ended December 31, 2022, 2021 and 2020, respectively.

( k )	Other Long-term Assets
Before the amendment of the Services and Right to Use Arrangements on June 23, 2022, other long-term assets, net represent the payments for the future economic benefits of certain plant and equipment for the operation of Studio City Casino (the “Studio City Gaming Assets”), transferred from Melco Resorts Macau to the Company pursuant to the Services and Right to Use Arrangements, less subsequent accumulated amortization and accumulated impairment losses, if any. After the amendment of the Services and Right to Use Arrangement on June 23, 2022, other long-term assets, net represent the payments to Melco Resorts Macau in accordance with the Studio City Casino Agreement for the future economic benefits of the Studio City Gaming Assets to be generated from the Studio City Casino Agreement for the operation of Studio City Casino, less subsequent accumulated amortization and accumulated impairment losses, if any.

Other long-term assets are amortized using straight-line method over the respective estimated useful lives of the Studio City Gaming Assets, ranging from 2 to 10 years. The legal ownership of the Studio City Gaming Assets is retained by Melco Resorts Macau before and after the amendment of the Services and Right to Use Arrangements until the expiration of the subconcession on December 31, 2022, where the Reversion Assets (including certain of the Studio City Gaming Assets) that reverted to the Macau government at the expiration of the subconcession are owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to operate the Reversion Assets as part of the Concession as disclosed in Note 1(c).
The cost of the other long-term assets is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of an item of the Studio City Gaming Assets in Studio City Casino. Any gain or loss arising on the disposal or retirement of cost of the other long-term assets is determined as the difference between the sale proceeds and the carrying amount of an item of the Studio City Gaming Assets and is recognized in the accompanying consolidated statements of operations.

( l )	Intangible Assets
Intangible assets are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Company’s intangible assets, which are finite-lived, consist of internal-use software. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives on a straight-line basis.
Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of 3 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use
software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.

( m )	Impairment of Long-lived Assets
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates and gross margin
s
. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.
No
impairment loss was recognized during the year ended December 31, 2022
.

During the years ended December
31
,
202
1
 and
202
0
, impairment losses of
$
1,500
 and $
3,769
were recognized, respectively, mainly due to reconfigurations and renovations at Studio City, and included in property charges and other in the accompanying consolidated statements of operations. As a result of the
COVID-1
9

outbreak as disclosed in Note 1(b), the Company evaluated its long-lived assets for recoverability as of December 31, 2022 and 2021 and concluded no other impairment charges to be recorded.

(n)	Deferred Financing Costs
Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expenses over the terms of the related debt agreements using the effective interest method.
Deferred
financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets, either current or non-current,

in the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets
.

(o)	Land Use Right
Land use right represents the upfront land premium paid for the use of land held under operating lease, which is recorded at cost less accumulated amortization. Amortization is provided over the estimated term of the land use right of 40 years on a straight-line basis.

( p )	Leases
At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Operating
lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, all are accounted for as operating leases, and the lease components and non-lease
components are accounted for separately.

( q )	Revenue Recognition
The Company’s revenues from contracts with customers consist of revenue from casino contract, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Revenue from casino contract represents revenue arising from the Studio City Casino Agreement for the operations of Studio City Casino by Melco Resorts Macau. Revenue was previously captioned as revenue from provision of gaming related services before the amendment of the Services and Right to Use Arrangements on June 23, 2022, for the provision of facilities and services thereto by Studio City Entertainment to Melco Resorts Macau, under which Melco Resorts Macau operates the Studio City Casino. Melco Resorts Macau deducts gaming taxes and the costs incurred in connection with the operations of Studio City Casino pursuant to the Studio City Casino Agreement, including the standalone selling prices of complimentary services within Studio City provided to the Studio City gaming patrons, from the Studio City Casino gross gaming revenues. The Company recognizes the residual amount as revenue from casino contract and was previously captioned as revenues from provision of gaming related services. The Company has concluded that it is not the controlling entity to the arrangements and recognizes the revenue from casino contract on a net basis
.

Non-gaming

revenues include services provided for cash consideration and services provided on a complimentary basis to the gaming patrons at Studio City. The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Company are excluded from revenues. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Company are allocated to each good or service based on its relative standalone selling price.
Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in mall revenues and are recognized over the terms of the related agreements on a straight-line basis.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability. The Company’s primary types of liabilities related to contracts with customers are advance deposits on rooms and advance ticket sales which represent cash received in advance for goods or services yet to be provided. These amounts are included in accrued expenses and other current liabilities on the accompanying consolidated balance sheets and will be recognized as revenues when the goods or services are provided or the events are held. Decreases in this balance generally represent the recognition of revenues and increases in the balance represent additional deposits made by customers. The deposits are expected to primarily be recognized as revenues within one year. Advance customer deposits and ticket sales of $1,793 as of December 31, 2022 decreased by $466 from the balance of $2,259 as of December 31, 2021. Advance customer deposits and ticket sales of $2,259 as of December 31, 2021 decreased by $144 from the balance of $2,403 as of December 31, 2020.

( r )	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the years ended December 31, 2022, 2021 and 2020, the Company incurred pre-opening
costs in connection with the development and other
one-off
activities related to the marketing of new facilities and operations of Studio City.

( s )	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $3,692, $4,977 and $4,607 for the years ended December 31, 2022, 2021 and 2020, respectively.

( t )	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of Studio City International and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of Studio City International is the United States dollar (“$” or “US$”) and the functional currency of most of Studio City International’s foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive (loss) income.

( u )	Comprehensive Loss and Accumulated Other Comprehensive Losses
Comprehensive loss includes net loss and other
non-shareholder
changes in equity, or other comprehensive (loss) income and is reported in the accompanying consolidated statements of comprehensive loss.
As of December 31, 2022 and 2021, the Company’s accumulated other comprehensive losses consisted solely of foreign currency translation adjustments, net of tax and participation interest.

( v )	Income Tax
The Company is subject to income taxes in Macau and Hong Kong where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.
The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of the position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.
( w )	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
Basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the year.
Diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited adjusted for participation interest by the weighted average number of Class A ordinary shares outstanding during the year adjusted to include the number of additional Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted
method is applied for the potential dilutive effect of the exchange of Class B ordinary shares for the proportionate number of Class A ordinary shares. During the year ended December 31, 2021, there were no potentially dilutive securities issued or outstanding.
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share does not include Class B ordinary shares as such shares do not participate in t he
loss of Studio City International. As a result, Class B ordinary shares are not considered participating securities and are not included in the weighted average number of shares outstanding for purposes of computing net loss attributable to Studio City International Holdings Limited per
share.
The
weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Year Ended December 31,
	2022	2021	2020
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	710,582,947	370,352,700	294,837,092

Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	72,511,760	—	72,511,760

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	783,094,707	370,352,700	367,348,852

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	—	72,511,760	—

( x )	Recent Changes in Accounting Standards
Recent Accounting Pronouncement Not Yet Adopted
The Company has evaluated the recently issued, but not yet effective, accounting pronouncements that have been issued or proposed by the Financial Accounting Standards Board or other standards-setting bodies through the filing date of these financial statements, and anticipated the future adoption of these pronouncements will not have a material effect on the Company’s financial position, results of operations and cash flows.